Detail of Certain Balance Sheet Accounts (Tables)	12 Months Ended
Feb. 01, 2014
Detail of Certain Balance Sheet Accounts
Schedule of property and equipment

(In millions)	February 1, 2014	February 2, 2013

Property and equipment:
Land and buildings	$2	$2
Fixtures and equipment	897	863
Capitalized software	299	264
Leasehold improvements	402	373

	$1,600	$1,502

Schedule of accrued liabilities and other

(In millions)	February 1, 2014	February 2, 2013

Accrued liabilities and other:
Salaries, bonuses and other payroll-related costs	$103	$94
Insurance liabilities	71	71
Accrued interest	56	33
Taxes, other than income and payroll	53	51
Gift certificate and gift card liability	36	33
Other	90	85

	$409	$367